Credit Quality Assessment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	$ 3,602	$ 2,506	$ 2,506	$ 2,764
Allowance for credit losses, Charge-offs	(17)	0	(2,219)	(1,317)
Allowance for credit losses, Recoveries	4	18	60	109
Allowance for credit losses, Provision for credit losses	250	176	3,255	950	718
Allowance for credit losses, Ending balance	3,839	2,700	3,602	2,506	2,764
Loans, Ending balance	570,437		552,917	403,875
Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	543		543	259
Allowance allocated to Collectively Evaluated for Impairment	3,044		2,806	2,247
Loans, Ending balance	448,222		427,474	368,961
Loans individually evaluated for impairment	6,201		6,225	6,290
Loans collectively evaluated for impairment	442,021		421,249	362,671
Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	85		85	0
Allowance allocated to Collectively Evaluated for Impairment	167		168	0
Loans, Ending balance	122,215		125,443	34,914
Loans individually evaluated for impairment	919		965	0
Loans collectively evaluated for impairment	121,296		124,478	34,914
Construction and Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	174	122	122	127
Allowance for credit losses, Charge-offs	0	0	0	0
Allowance for credit losses, Recoveries	0	0	0	0
Allowance for credit losses, Provision for credit losses	(10)	21	52	(5)
Allowance for credit losses, Ending balance	164	143	174	122
Loans, Ending balance			64,158	50,884
Construction and Land [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	60		60	0
Allowance allocated to Collectively Evaluated for Impairment	100		108	122
Loans, Ending balance	51,983		56,490	44,767
Loans individually evaluated for impairment	1,144		1,144	0
Loans collectively evaluated for impairment	50,839		55,346	44,767
Construction and Land [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	0
Allowance allocated to Collectively Evaluated for Impairment	4		6	0
Loans, Ending balance	6,921		7,668	6,117
Loans individually evaluated for impairment	0		0	0
Loans collectively evaluated for impairment	6,921		7,668	6,117
Residential - First Lien [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	272	200	200	204
Allowance for credit losses, Charge-offs	0	0	0	(183)
Allowance for credit losses, Recoveries	3	0	1	0
Allowance for credit losses, Provision for credit losses	3	(13)	71	179
Allowance for credit losses, Ending balance	278	187	272	200
Loans, Ending balance			88,293	39,249
Residential - First Lien [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	3
Allowance allocated to Collectively Evaluated for Impairment	278		271	197
Loans, Ending balance	66,473		58,904	38,747
Loans individually evaluated for impairment	301		308	331
Loans collectively evaluated for impairment	66,172		58,596	38,416
Residential - First Lien [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	0
Allowance allocated to Collectively Evaluated for Impairment	0		1	0
Loans, Ending balance	28,866		29,389	502
Loans individually evaluated for impairment	344		411	0
Loans collectively evaluated for impairment	28,522		28,978	502
Residential - Junior Lien [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	55	34	34	22
Allowance for credit losses, Charge-offs	0	0	0	0
Allowance for credit losses, Recoveries	0	0	0	0
Allowance for credit losses, Provision for credit losses	0	(18)	21	12
Allowance for credit losses, Ending balance	55	16	55	34
Loans, Ending balance			19,301	8,266
Residential - Junior Lien [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	0
Allowance allocated to Collectively Evaluated for Impairment	25		25	34
Loans, Ending balance	12,255		11,006	8,220
Loans individually evaluated for impairment	0		0	0
Loans collectively evaluated for impairment	12,255		11,006	8,220
Residential - Junior Lien [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	30		30	0
Allowance allocated to Collectively Evaluated for Impairment	0		0	0
Loans, Ending balance	8,243		8,295	46
Loans individually evaluated for impairment	59		57	0
Loans collectively evaluated for impairment	8,184		8,238	46
Commercial - Owner Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	160	131	131	650
Allowance for credit losses, Charge-offs	0	0	0	0
Allowance for credit losses, Recoveries	0	0	0	0
Allowance for credit losses, Provision for credit losses	15	6	29	(519)
Allowance for credit losses, Ending balance	175	137	160	131
Loans, Ending balance			112,826	90,333
Commercial - Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	0
Allowance allocated to Collectively Evaluated for Impairment	156		142	131
Loans, Ending balance	81,636		85,824	79,623
Loans individually evaluated for impairment	0		0	0
Loans collectively evaluated for impairment	81,636		85,824	79,623
Commercial - Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	0
Allowance allocated to Collectively Evaluated for Impairment	19		18	0
Loans, Ending balance	25,946		27,002	10,710
Loans individually evaluated for impairment	0		0	0
Loans collectively evaluated for impairment	25,946		27,002	10,710
Commercial - Non-Owner Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	562	541	541	505
Allowance for credit losses, Charge-offs		0	(160)	(375)
Allowance for credit losses, Recoveries	0	4	4	29
Allowance for credit losses, Provision for credit losses	63	141	177	382
Allowance for credit losses, Ending balance	625	686	562	541
Loans, Ending balance			123,958	113,559
Commercial - Non-Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	0
Allowance allocated to Collectively Evaluated for Impairment	565		502	541
Loans, Ending balance	115,798		100,589	99,933
Loans individually evaluated for impairment	2,694		2,700	2,984
Loans collectively evaluated for impairment	113,104		97,889	96,949
Commercial - Non-Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	0
Allowance allocated to Collectively Evaluated for Impairment	60		60	0
Loans, Ending balance	23,032		23,369	13,626
Loans individually evaluated for impairment	0		0	0
Loans collectively evaluated for impairment	23,032		23,369	13,626
Commercial - Loan and Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	2,366	1,464	1,464	1,227
Allowance for credit losses, Charge-offs	(13)	0	(2,054)	(759)
Allowance for credit losses, Recoveries	1	14	55	80
Allowance for credit losses, Provision for credit losses	173	40	2,901	916
Allowance for credit losses, Ending balance	2,527	1,518	2,366	1,464
Commercial - Loan and Leases [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	483		483	256
Allowance allocated to Collectively Evaluated for Impairment	1,905		1,745	1,208
Loans, Ending balance	118,938		113,176	96,518
Loans individually evaluated for impairment	2,062		2,073	2,975
Loans collectively evaluated for impairment	116,876		111,103	93,543
Commercial - Loan and Leases [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	55		55	0
Allowance allocated to Collectively Evaluated for Impairment	84		83	0
Loans, Ending balance	26,011		26,493	3,892
Loans individually evaluated for impairment	404		405	0
Loans collectively evaluated for impairment	25,607		26,088	3,892
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	13	14	14	29
Allowance for credit losses, Charge-offs	(4)	0	(5)	0
Allowance for credit losses, Recoveries	0	0	0
Allowance for credit losses, Provision for credit losses	6	(1)	4	(15)
Allowance for credit losses, Ending balance	15	13	13	14
Loans, Ending balance			4,712	1,174
Consumer Loans [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	0
Allowance allocated to Collectively Evaluated for Impairment	15		13	14
Loans, Ending balance	1,139		1,485	1,153
Loans individually evaluated for impairment	0		0	0
Loans collectively evaluated for impairment	1,139		1,485	1,153
Consumer Loans [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0		0	0
Allowance allocated to Collectively Evaluated for Impairment	0		0	0
Loans, Ending balance	3,196		3,227	21
Loans individually evaluated for impairment	112		92	0
Loans collectively evaluated for impairment	$ 3,084		$ 3,135	$ 21